Note 14 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2019	2020	2021
Voyage expenses
Port charges and canal dues	251,197	451,586	253,855
Bunkers	804,211	882,673	370,879
Total	1,055,408	1,334,259	624,734

Vessel operating expenses
Crew wages and related costs	13,111,682	17,866,847	15,961,904
Insurance	1,844,088	2,947,937	2,917,042
Repairs and maintenance	1,110,995	1,316,864	1,247,176
Lubricants	2,029,230	2,609,647	2,471,994
Spares and consumable stores	4,758,290	6,245,518	5,784,004
Professional and legal fees	259,311	255,948	212,108
Other	869,686	976,928	1,145,209
Total	23,983,282	32,219,689	29,739,437